TRADE PAYABLES (Schedule of Aging Analysis of Trade Payables) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Statement Line Items [Line Items]
Trade payables | ¥		¥ 3,896	¥ 100
USD [Member]
Statement Line Items [Line Items]
Trade payables | $	$ 560
Within 1 year [Member]
Statement Line Items [Line Items]
Trade payables | ¥		3,796
Within 1 year [Member] | USD [Member]
Statement Line Items [Line Items]
Trade payables | $	546
1 to 2 years [Member]
Statement Line Items [Line Items]
Trade payables | ¥
1 to 2 years [Member] | USD [Member]
Statement Line Items [Line Items]
Trade payables | $
Over 2 years [Member]
Statement Line Items [Line Items]
Trade payables | ¥		¥ 100	¥ 100
Over 2 years [Member] | USD [Member]
Statement Line Items [Line Items]
Trade payables | $	$ 14